7. Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

7.	Related Party Transactions

As of March 31, 2020, and June 30, 2019, the Company owed $363,274 and $479,512 respectively to related parties for reimbursement of various operating expenses, which has been recorded in accounts payable and accrued liabilities – related parties. This amount includes $54,000 of management fees, which consists of accounting and administrative services to Trucept Inc., a related party company controlled by the Chief Executive Officer of the Company. The management fee agreement calls for monthly payments of $4,500. The agreement is ongoing until terminated by either party.

During the three months end March 31, 2020, the Company’s Prakat subsidiary recorded revenues of $58,906 for engineering and consulting services provided to Trucept.

In November 2019, the Chief Executive Officer converted $170 in amounts owed from the Company into 5,000 shares of Series F Super Preferred Stock.

On July 1, 2019, the Company formalized an employment agreement with its Chief Executive Officer, which entitles him to compensation of three hundred and ninety-three thousand dollars ($393,000) per year. Annual increases will be up to 10% based performance criteria to be determined at a later date. He will be issued common stock of the Company sufficient to provide a 10% ownership position post reverse split which shares be maintained for a period of two years. In addition to all other benefits and compensation, he shall be eligible for a quarterly bonus of $47,000 based on if the Company achieves a net profit for that quarter. As of March 31, 2020, the Company had $294,750 accrued within accounts payable and accrued liabilities – related parties.

On January 6, 2020, the Directors affirmed and ratified the final agreement of the employment terms of Fawad Nisar as the Chief Operating Officer of Dalrada Financial Corp. The Company and Mr. Nisar have agreed in the Employment Terms, to, among other items, the issuance, as consideration for his accepting the position of COO of the Company, of 3,000,000 shares of the Company’s common stock. The fair value of $172,800 is included in selling, general and administrative expenses in the consolidated statements of operations.

See Notes 5 and 6 for additional related party transactions.

7.	Related Party Transactions

As at June 30, 2019, the Company owed $417,133 (2018 - $nil) to related parties for reimbursement of various operating expenses, which has been recorded in accounts payable and accrued liabilities – related parties. This amount includes $27,000 of management fees, which consists of accounting and administrative services to Trucept Inc., a related party company controlled by the Chief Executive Officer of the Company. The management fee agreement calls for monthly payments of $4,500. The agreement is ongoing until terminated by either party.

See Notes 4, 5, 6 and 9 for additional related party transactions.